EQUITY AND LONG-TERM INCENTIVE PLANS (Tables) - Cablevision Systems Corporation And Subsidiaries	6 Months Ended
Jun. 20, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of share-based compensation expense

	January 1, 2016 to June 20, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Stock options	$3,848	$9,159	$7,573
Restricted shares and restricted stock units	20,930	51,162	36,411

Share-based compensation related to equity classified awards	24,778	60,321	43,984

Other share-based compensation	453	4,965	—

Total share-based compensation	$25,231	$65,286	$43,984

Schedule of assumptions were used to calculate the fair values of stock option awards granted
	2015	2014
Risk-free interest rate	1.82%	2.12%
Expected life (in years)	8	6.5
Dividend yield	3.63%	3.79%
Volatility	39.98%	42.80%
Grant date fair value	$5.45	$5.27

Summary of activity relating of stock options

				Weighted Average Remaining Contractual Term (in years)
	Shares Under Option
			Weighted Average Exercise Price Per Share
	Time Vesting Options	Performance Based Vesting Options			Aggregate Intrinsic Value(a)
Balance, December 31, 2014	5,097,666	7,633,500	$14.41	7.17	$79,347
Granted	2,000,000	—	19.17
Exercised	(353,666)	(1,024,283)	12.84

Balance, December 31, 2015	6,744,000	6,609,217	15.28	6.80	221,900
Exercised	(744,000)	(728,517)	13.97

Balance, June 20, 2016	6,000,000	5,880,700	$15.45

(a)

The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of CNYG Class A common stock on December 31, 2015, as indicated.

Summary of activity relating of restricted shares and restricted stock units

	Number of Restricted Shares	Number of Performance Restricted Shares	Number of Performance Based Restricted Stock Units ("PSU")(a)	Weighted Average Fair Value Per Share at Date of Grant
Unvested award balance, December 31, 2014	5,314,870	2,035,300	—	$15.46
Granted	1,747,870	584,400	1,851,700	19.43
Vested	(1,598,363)	(739,600)	—	14.48
Awards forfeited	(496,629)	—	(79,270)	17.28

Unvested award balance, December 31, 2015	4,967,748	1,880,100	1,772,430	17.53
Vested	(2,239,167)	(753,296)	—	15.35
Awards forfeited	(85,900)	—	(47,490)	18.38

Unvested award balance, June 20, 2016	2,642,681	1,126,804	1,724,940

(a)

The PSUs entitled the employee to shares of CNYG common stock up to 150% of the number of PSUs granted depending on the level of achievement of the specified performance criteria. If the minimum performance threshold was not met, no shares were issued. Accrued dividends were paid to the extent that a PSU vested and the related stock was issued.